PACIFIC HORIZON FUNDS, INC.
(the "Company")

A, K and SRF Shares of the Aggressive Growth,
Asset Allocation, Blue Chip, California Tax-Exempt Bond,
Capital Income, Corporate Bond, Intermediate Bond,
International Equity, National Municipal Bond,
Short-Term Government and U.S. Government Securities
Funds (the "Funds")

Supplement dated September 16, 1997 to
Prospectuses dated June 24, 1997


With respect to A, K and SRF Shares of the Funds:

Change In Administrator

1. Effective September 15, 1997, Bank of America National Trust and Savings Association ("Bank of America"), 333 S. Beaudry Avenue, Los Angeles, California 90017, serves as administrator for each of the Funds. For services provided and expenses assumed as administrator, Bank of America is entitled to receive an administration fee computed daily and payable monthly at the annual rate of:

                                     Fee Paid as a Percentage of a
          Fund                       Fund's Average Net Assets

Asset Allocation, Blue                       .15%
Chip and Intermediate Bond
Funds

Capital Income, Corporate Bond               .20%
International Equity, National
Municipal Bond, Short-Term Government
and U.S. Government Securities Funds

Aggressive Growth and California             .30%
Tax-Exempt Bond Funds

Bank of America has entered into an agreement with PFPC Inc., an indirect, wholly-owned subsidiary of PNC Bank Corp., ("PFPC") pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for these services.

In addition, pursuant to authority granted in the administration agreement, Bank of America has entered into agreements with PFPC with respect to the Asset Allocation, Corporate Bond, International Equity, Blue Chip, Intermediate Bond and Short-Term Government Funds and Bank of New York ("BONY") with respect to the Aggressive Growth, California Tax-Exempt Bond, Capital Income, National Municipal Bond and U.S. Government Securities Funds under which PFPC and BONY have agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC and BONY for these services.

2. Effective September 15, 1997, PFPC International Ltd., ("PFPC International"), an indirect, wholly-owned subsidiary of PNC Bank Corp., 80 Harcourt Street, Dublin 2, Ireland, serves as administrator and accounting services agent to the Investment Grade Bond and Blue Chip Portfolios (the "Master Portfolios") of Master Investment Trust, Series I (the "Master Trust"). PFPC International is entitled to receive an administration fee from each of the Blue Chip and Investment Grade Bond Portfolio's net assets, computed daily and payable monthly, at an annual rate of .05% of each of the Master Portfolio's average daily net assets.

Change In Distributor

3. Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

Change In Transfer Agent

4. Effective October 18, 1997, PFPC will serve as the Funds' transfer agent. PFPC's address as transfer agent is P.O. Box 8968, Wilmington, Delaware 19899-8968.

Administration and Administration and Accounting Services Agreement

5. Pursuant to the terms of Bank of America's administration agreement with the Company and PFPC International's administration and accounting services agreement with the Master Trust, Bank of America and PFPC International, among other things, have each agreed to participate in the updating of the Company's or Master Trust's prospectuses and statements of additional information; assist in the preparation of reports to the Company's or Master Trust's shareholders and the Securities and Exchange Commission; calculate dividends and capital gains; coordinate contractual relationships and communication between the Funds and their contractual service providers; provide certain record-keeping services; and assist in developing and monitoring compliance procedures.

With respect to A and K Shares of the Fund:

Address Changes

1. Effective October 18, 1997:

a. the address to which a shareholder of record on the Company's books can mail any correspondence (including changes relating to dividend payment elections), account applications for initial purchases of Fund shares or written requests for redemptions of Fund shares will be:

Pacific Horizon Funds, Inc.
P.O. Box 8968
Wilmington, Delaware 19899-8968

b. the address to which a shareholder of record on the Company's books can mail subsequent purchases of Fund shares will be:

Pacific Horizon Funds, Inc.
P.O. Box 8984
Wilmington, Delaware 19899-8984

c. the address to which a shareholder of record on the Company's books can deliver in person payment for purchases or deliver in person written requests for sales of Fund shares will be:

Pacific Horizon Funds, Inc.
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809

Additional Prospectus Changes

1. Footnote number 3 to the expense table for the Intermediate Bond, Blue Chip and Asset Allocation Funds on pages 2, 3 and 4, respectively, of the prospectus relating to SRF Shares are revised to remove reference to "The BISYS Group, Inc" and "BISYS" and replace such terms with "PFPC Inc."

2. With respect to the fourth sentence below the heading "Shareholder Guide - How To Buy Shares-What Alternative Sales Arrangements Are
Available?," contained in the prospectus for each Fund except the Short-Term Government Fund, the reference to "Concord Financial Group, Inc." should be changed to "Provident Distributors, Inc."

3. The first sentence under the heading "How to Sell Shares - What NAV Will I Receive For Shares I Want To Sell?" is restated in its entirety to read as follows:

Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Transfer Agent.

4. The first paragraph under the heading "Shareholder Guide - How Can I Buy Shares? - What Price Will I Receive When I Buy Shares?" is restated in its entirety as follows:

Your shares will be purchased at the Fund's public offering price calculated at the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) after your purchase order is received in proper form by the Fund's Transfer Agent.

5. The last paragraph under the heading "Plan Payments - Distribution Plan and Administrative and Shareholder Services Plan" is amended and restated as follows:

The Company will obtain a representation from the Service Organizations (and from Bank of America and PDI) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.


PACIFIC HORIZON FUNDS, INC.
(the "Company")

Pacific Horizon, Horizon Service, Horizon, S,
X and Y Shares of the Prime,
Treasury, Government, Treasury Only, Tax-Exempt
Money and California Tax-Exempt Money Market
Funds (the "Funds")

Supplement dated September 16, 1997 to
Prospectuses dated June 16, 1997 and June 29, 1997


With respect to Pacific Horizon, Horizon Service, Horizon,
S, X and Y Shares of the Funds:

Change In Administrator

1. Effective September 15, 1997, Bank of America National Trust and Savings Association ("Bank of America"), 333 S. Beaudry Avenue, Los Angeles, California 90017, serves as administrator for each of the Funds, pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement"). For services provided and expenses assumed as administrator, Bank of America is entitled to receive an administration fee computed daily and payable monthly at the annual rate of .10% of the first $7 billion of each Fund's average net assets, plus .09% of the next $3 billion of each Fund's average net assets, plus .08% of each Fund's average net assets over $10 billion.

Bank of America has entered into an agreement with PFPC Inc., an indirect, wholly-owned subsidiary of PNC Bank Corp., ("PFPC") pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures; participating in periodic updating of certain Fund materials; providing periodic reports to the Company's Board; and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change In Distributor

2. Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

Change In Transfer Agent

3. Effective October 18, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent. PFPC's address as transfer agent is P.O. Box 8968, Wilmington, Delaware 19899-8968.

Administration Agreement

4. Under the Administration Agreement, Bank of America has agreed, among other things, to participate in the updating of the Funds' prospectuses and statements of additional information; coordinate the preparation, filing, printing and dissemination of reports to the Funds' shareholders and the Securities and Exchange Commission; calculate dividends and capital gain distributions; determine the jurisdiction in which notice must be provided and fees paid in connection with the sale of shares of the Funds; oversee the performance of the Company's custodians and transfer agent; maintain such books and records of the Company as may be required by law and oversee the maintenance by the Company's custodians and transfer agent of the books and records required by the Investment Company Act of 1940 in connection with the performance of their agreements; develop and monitor compliance procedures; and review and evaluate daily pricing of securities for each Fund.

Address Changes

1. Effective October 18, 1997:

a. the address to which a shareholder of record on the Company's books can mail any correspondence (including changes regarding dividend payment elections and Automatic Investment Program privileges), account applications for initial purchases of Fund shares or written requests for redemptions of Fund shares will be:

Pacific Horizon Funds, Inc.
P.O. Box 8968
Wilmington, Delaware 19899-8968

b. the address to which a shareholder of record on the Company's books can mail subsequent purchases of Fund shares will be:

Pacific Horizon Funds, Inc.
P.O. Box 8984
Wilmington, Delaware 19899-8984

c. the address to which a shareholder of record on the Company's books can deliver in person payment for purchases or deliver in person written requests for sales of Fund shares will be:

Pacific Horizon Funds, Inc.
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809

Additional Prospectus Change

1. The fourth sentence of the third paragraph below the heading "Purchase of Shares - How Pacific Horizon Shares are Purchased" is restated in its entirety to read as follows:

Purchase orders in proper form are effected on each Business Day at the net asset value per share next determined after receipt by the Transfer Agent of both an order and federal funds.


Law Offices
Drinker Biddle & Reath LLP
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA 19107-3496
Telephone: (215) 988-2700
Fax: (215) 988-2757

September 16, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC   20549

Re: Pacific Horizon Funds, Inc.
    File Nos. 2-81110 and 811-4293

Ladies and Gentlemen:

On behalf of Pacific Horizon Funds, Inc. (the "Company") and pursuant to Rule 497 (e) under the Securities Act of 1933, filed herewith are:

(1) Supplement dated September 16, 1997 to the Prospectuses dated June 16, 1997 and June 29, 1997 for Pacific Horizon, Horizon Service, Horizon, S, X and Y Shares of the Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and California Tax-Exempt Money Market Funds; and

(2) Supplement dated September 16, 1997 to the Prospectuses dated June 24, 1997 for the A, K and SRF Shares of the Aggressive Growth, Asset
Allocation, Blue Chip, California Tax-Exempt Bond, Capital Income, Corporate Bond, Intermediate Bond, International Equity, National Municipal Bond, Short-Term Government and U.S. Government Securities Funds.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-1152.

Very truly yours,

/s/Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.